CONSOLIDATED STATEMENTS OF CASH FLOWS (parenthitical) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 2,862	¥ 19,923	¥ 21,530	¥ 18,200
Restricted cash	$ 262	¥ 1,824	¥ 4,244	¥ 1,700